Consolidated Balance Sheets - USD ($)		Oct. 31, 2023	Oct. 31, 2022
Current Assets:
Cash and cash equivalents		$ 2,219,973	$ 21,572,336
Accounts receivable		983,784	3,955,311
Prepayments and other current assets		3,561,741	6,949,397
Total Current Assets		6,769,681	33,428,699
Property and equipment, net		561,891	604,126
Prepayment and other non-current assets	[1]	894,561	1,538,591
Operating lease right of use asset, net		204,750
Total Assets		8,430,883	35,571,416
Current Liabilities:
Current maturity of long-term bank loan		937,457	880,631
Accounts payable		261,144	750,471
Advance from customers		3,463,413	10,067,278
Accrued expenses and other liabilities		5,401,427	8,492,923
Operating lease liability-current		90,585
Taxes payable		56,161	10,939
Total Current Liabilities		14,108,759	23,179,144
Long-term bank loans		1,477,221	2,366,626
Operating lease liability-noncurrent		109,492
Deferred tax liability		217	1,293
Total Liabilities		15,695,689	25,547,063
COMMITMENTS AND CONTINGENCIES
Total Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 52,774,579 and 50,000,000 shares issued and outstanding at October 31, 2023 and 2022, respectively	[2]	5,278	5,000
Additional paid-in capital	[2]	(457,183)	152,550
(Accumulated deficit) retained earnings		(4,955,326)	4,376,698
Total Shareholders’ (Deficit) Equity		(5,407,231)	4,534,248
Non-controlling interest		(1,857,575)	5,490,105
Total (Deficit) Equity		(7,264,806)	10,024,353
Total Liabilities and (Deficit) Equity		8,430,883	35,571,416
Related Party
Current Assets:
Due from related parties		4,183	951,655
Current Liabilities:
Due to related parties		$ 3,898,572	$ 2,976,902

[1]	Included deferred offering cost of $nil and $667,101 as of October 31, 2023 and 2022, respectively.
[2]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.